Income Taxes - Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Total income tax (loss)/benefit	$ (982)	$ 3,551	$ 276
Argentina
Income Tax Examination [Line Items]
Current	(211)	1,947	(626)
Deferred	(333)	2,028	1,183
Total income tax (loss)/benefit	(544)	3,975	557
Paraguay
Income Tax Examination [Line Items]
Current	(162)	(214)	(232)
Deferred	(276)	(210)	(49)
Total income tax (loss)/benefit	$ (438)	$ (424)	$ (281)